Note 11 - Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Borrowings (Details) [Line Items]
Borrowed Funds (in Dollars)	$ 42,400,000	$ 88,300,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances (in Dollars)	10,000,000	10,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The Bank has established a borrowing relationship with the FHLB which further supports and enhances liquidity. During 2010, FHLB replaced its Overnight Line of Credit and One-Month Overnight Repricing Line of Credit facilities available to member banks with a fully secured line of up to 50 percent of a bank's quarter-end total assets.Under the terms of this facility, the Bank's total credit exposure to FHLB cannot exceed 50 percent, or $420,484,191, of its December 31, 2012 total assets.In addition, the aggregate outstanding principal amount of the Bank's advances, letters of credit, the dollar amount of the FHLB's minimum collateral requirement for off balance sheet financial contracts and advance commitments cannot exceed 30 percent of the Bank's total assets, unless the Bank obtains approval from FHLB's Board of Directors or its Executive Committee.These limits are further restricted by a member's ability to provide eligible collateral to support its obligations to FHLB as well as the ability to meet the FHLB's stock requirement.The Bank also maintains an unsecured federal funds line of $20,000,000 with a correspondent bank that will expire on June 30, 2013 at which time it will be subject to review and renewal.
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Exposure, Percentage Of Assets	50.00%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available (in Dollars)	420,484,191
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Description of Collateral Pledged	the dollar amount of the FHLB's minimum collateral requirement for off balance sheet financial contracts and advance commitments cannot exceed 30 percent of the Bank's total assets, unless the Bank obtains approval from FHLB's Board of Directors or its Executive Committee.
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Minimum Collateral Pledged	30.00%
Federal Funds Purchased, Additional Line of Credit (in Dollars)	20,000,000
Federal Funds Purchased, Additional Line of Credit, Expiration Date	Jun. 30, 2013
Federa lHome Loan Bank Advance Branch Of FHLB Bank Number Of Convertible Advance	1
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.08%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Conversion Features	This advance is convertible quarterly at the option of the FHLB and is fully secured by marketable securities.
Federal Home Loan Bank Advance Branch of FHLB Bank Maturity Date	Jul. 31, 2017
Short-term Debt, Terms	The $32,400,000 in overnight funds purchased at December 31, 2012, had an interest rate of 0.31% and matured on January 2, 2013.
Short Term Debt Terms Date Purchased	Dec. 31, 2012
Short-term Debt, Weighted Average Interest Rate	0.31%
Short Term Debt Terms Matured Date	Jan. 02, 2013
Subordinated Debt, Current	18,000,000
Subordinated Liabilities, Additions	557,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust	18,557,000
Debt Instrument, Description of Variable Rate Basis	165
Subordinated Borrowing, Interest Rate	1.958%
Subordinated Debentures, Date that Debentures are Redeemable	Jun. 15, 2011
Maturity Overnight [Member]
Note 11 - Borrowings (Details) [Line Items]
Short-term Debt (in Dollars)	$ 32,400,000	$ 78,300,000